Trade Accounts Receivable - Past Due securities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade Accounts Receivable
Past due securities	R$ 417,870	R$ 139,413
Percentage of total overdue receivables	16.00%	6.00%
Up to 30 days
Trade Accounts Receivable
Past due securities	R$ 291,050	R$ 67,239
From 31 and 60 days
Trade Accounts Receivable
Past due securities	54,845	16,066
From 61 and 90 days
Trade Accounts Receivable
Past due securities	10,982	3,949
From 91 and 120 days
Trade Accounts Receivable
Past due securities	7,446	2,831
From 121 and 180 days
Trade Accounts Receivable
Past due securities	6,285	9,423
Over 180 days
Trade Accounts Receivable
Past due securities	R$ 47,262	R$ 39,905